GENERAL (Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Total current assets of discontinued operations		$ 49,057
CURRENT LIABILITIES:
Total current liabilities of discontinued operations		18,206
Spacenet Inc. [Member]
CURRENT ASSETS:
Restricted cash		1,914
Trade receivables, net		8,254
Inventories		1,845
Other current assets		6,082
Total current assets of discontinued operations		18,095
LONG-TERM ASSETS
Long-term restricted cash		750
Long term trade receivables, receivables in respect of capital lease and other receivables		19,568
Property and equipment, net		7,536
Intangible assets		1,218
Goodwill		1,890
Total long term assets of discontinued operations		30,962
CURRENT LIABILITIES:
Trade payables		1,080
Accrued expenses		2,902
Other current liabilities		7,990
Total current liabilities of discontinued operations		11,972
LONG TERM LIABILITIES
LONG TERM LIABILITIES OF DISCONTINED OPERATIONS		6,234
Net assets of discontinued operations		$ 30,851